Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
OPERATING ACTIVITIES
Net income (loss)	$ 3,411	$ 6,810	$ 6,038	[1]	$ 14,391	[1]
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation	42,087	29,372	83,939		58,135		$ 119,703
Amortization of contract intangibles / liabilities			(4,512)		(2,244)
Amortization of deferred revenue			(234)		(234)
Amortization of deferred debt issuance cost	566	596	1,138		1,163
Drydocking expenditure			(10,551)		(7,592)
Income tax (benefit)/expense	158	125	435		704
Income taxes paid			(28)		(52)
Unrealized (gain) loss on derivative instruments			(1,193)		7,345
Unrealized gain on foreign currency transactions			(43)		(598)
Net gain from disposal of vessel					(1,342)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties			553		(255)
Decrease (increase) in inventories			(299)		(716)
Decrease (increase) in other current assets			(7,602)		(1,286)
Decrease (increase) in accrued income			(4,523)		(2,714)
Increase (decrease) in trade accounts payable			(808)		842
Increase (decrease) in accrued expenses			3,901		3,603
Increase (decrease) prepaid charter			45		(5,197)
Increase (decrease) in amounts due to related parties			385		4,027
Net cash provided by operating activities			66,641		67,980
INVESTING ACTIVITIES
Additions to vessel and equipment			(569)		(213)
Proceeds from asset swap (net cash)					1,040
Net cash provided by (used in) investing activities			(569)		827
FINANCING ACTIVITIES
Repayment of long-term debt			(53,721)		(64,458)
Payment of debt issuance cost			(10)
Cash distributions			(6,006)		(5,203)
Net cash used in financing activities			(59,737)		(69,661)
Effect of exchange rate changes on cash			(63)		243
Net increase (decrease) in cash and cash equivalents			6,272		(611)
Cash and cash equivalents at the beginning of the period			88,983		66,933		66,933
Cash and cash equivalents at the end of the period	$ 95,255	$ 66,322	$ 95,255		$ 66,322		$ 88,983

[1]	Included in net income (loss) is interest paid amounting to $27.0 million and $29.5 million for the six months ended June 30, 2026 and 2025, respectively.